Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to Redeem Securities

of

Seligman Select Municipal Fund, Inc.

100 Park Avenue

New York, New York 10017

212-850-1864

800-221-2450

under the Investment Company Act of 1940

Securities Act File No. 005-81990

Investment Company Act File No. 811-05976

(1)	Title of the class of securities of Seligman Select Municipal Fund, Inc. (the “Company”) to be redeemed:

The following series of Municipal Income Preferred Shares (“Preferred Shares”) (Liquidation Preference $100,000 per share) of the Company:

•	Preferred Shares, Series A; and

•	Preferred Shares, Series B (together with the Preferred Shares, Series A, the “Preferred Stock”).

(2)	Date on which the securities are to be redeemed:

March 12, 2009.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of Preferred Stock are to be redeemed pursuant to the provisions of Section B 4 (a) of the Articles Supplementary to the charter of the Company.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the outstanding shares of Preferred Stock.

Signature

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this notice to be signed on its behalf by the undersigned on this 9th day of February, 2009.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/s/ Lawrence P. Vogel
Name:	Lawrence P. Vogel
Title:	Treasurer